Offerings - Offering: 1	Nov. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.518% Notes due 2032
Amount Registered | shares	739,480,000
Proposed Maximum Offering Price per Unit	0.99996
Maximum Aggregate Offering Price	$ 739,450,420.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 113,209.86
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon the November 13, 2024 closing Euro/U.S.$ exchange rate of €1.00/$1.0564, as reported by Bloomberg L.P.